Long-term incentive plan (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Incentive Plan
Schedule of stock options program

Identification of grant	Shares granted (principal)	Maturity date	Grant Price	Stock balance (principal) at the beginning of the year	Shares (principal) granted during the period	Shares transferred during the year				Paid in cash				Canceled shares (principal)	Share balance (principal)
						Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares transferred	Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares paid in cash	during the year	at the end of the year
2021-2023 Plan 2023 Grant(s)	1,560,993	July 2026	R$ 12.60	-	1,560,993	-	-	-	-	-	-	-	-	(25,389)	1,535,604
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr 2025	R$ 13.23	1,183,147	-	(264,305)	(110,928)	(17,227)	(392,460)	-	-	-	-	(147,540)	771,302
2021-2023 Plan 2021 Grant(s)	3,431,610	May 2024	R$ 12.95	2,024,153	220,743	(957,545)	(160,259)	(89,699)	(1,207,503)	(89,403)	(12,268)	(8,159)	(109,830)	(376,006)	821,942
2018-2020 Plan 2020 Grant(s)	796,054	Apr 2023	R$ 14.40	260,840	-	(230,188)	(25,174)	(29,560)	(284,922)	(30,471)	(3,330)	(3,913)	(37,714)	(181)	-
2018-2020 Plan 2019 Grant(s)	930,662	July 2022	R$ 11.28	-	-	-	-	-	-	-	-	-	-	-	-

2018-2020 Plan 2018 Grant(s)	849,932	Apr 2021	R$ 14.41	-	-	-	-	-	-	-	-	-	-	-	-
Total	8,796,963			3,468,140	1,781,736	(1,452,038)	(296,361)	(136,486)	(1,884,885)	(119,874)	(15,598)	(12,072)	(147,544)	(549,116)	3,128,848
Weighted average price of the balance of grants			R$ 12.85

Identification of grant	Shares granted	Maturity date	Grant Price	Balance at the beginning of the year	Granted during the year	Transferred during the year				Paid in cash		Canceled during the year	Balance at the end of the year
						Billed volume	Performance change	Additional dividends	Billed volume	Performance change	Additional dividends
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr 2025	R$ 13.23	-	1,227,712	-	-	-	-	-	-	(44,565)	1,183,147
2021-2023 Plan 2021 Grant(s)	3,431,610	May 2024	R$ 12.95	3,119,734	-	(1,043,059)	(87,605)	(43,880)	(2,883)	(473)	(130)	(49,639)	2,024,153
2018-2020 Plan 2020 Grant(s)	796,054	Apr 2023	R$ 14.40	519,098	-	(252,024)	(63,029)	(22,884)	(2,593)	(649)	(236)	(3,641)	260,840
2018-2020 Plan 2019 Grant(s)	930,662	July 2022	R$ 11.28	427,030	-	(419,188)	(137,064)	(62,243)	(7,842)	(2,537)	(1,195)	-	-
2018-2020 Plan 2018 Grant(s)	849,932	Apr 2021	R$ 14.41	-	-	-	-	-	-	-	-	-	-
Total	7,235,970			4,065,862	1,227,712	(1,714,271)	(287,698)	(129,007)	(13,318)	(3,659)	(1,561)	(97,845)	3,468,140
Weighted average price of the balance of grants			R$ 13.15